UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4009

GOVERNMENT SECURITIES VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2008

Government Securities Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

Government Securities Variable Account

Issuer	Shares/Par	Value ($)
BONDS - 94.2%
Agency - Other - 5.3%
Financing Corp., 9.4%, 2018	$780,000	$1,112,244
Financing Corp., 10.35%, 2018	1,150,000	1,743,371
Financing Corp., STRIPS, 0%, 2017	1,220,000	821,299

		$3,676,914

Mortgage Backed - 56.1%
Fannie Mae, 5.78%, 2008	$178,919	$179,023
Fannie Mae, 4.73%, 2012	92,167	93,379
Fannie Mae, 4.79%, 2012 - 2015	1,033,252	1,056,965
Fannie Mae, 4.845%, 2013	254,564	259,607
Fannie Mae, 5%, 2013 - 2027	2,798,080	2,839,964
Fannie Mae, 5.06%, 2013 - 2017	192,517	195,289
Fannie Mae, 4.555%, 2014	117,957	118,510
Fannie Mae, 4.6%, 2014	122,559	122,617
Fannie Mae, 4.652%, 2014	399,175	402,351
Fannie Mae, 4.77%, 2014	103,604	104,889
Fannie Mae, 4.846%, 2014	792,123	806,620
Fannie Mae, 4.871%, 2014	470,006	478,737
Fannie Mae, 5.1%, 2014	134,849	137,600
Fannie Mae, 4.56%, 2015	158,074	156,562
Fannie Mae, 4.62%, 2015	176,133	175,254
Fannie Mae, 4.665%, 2015	106,693	106,253
Fannie Mae, 4.7%, 2015	122,608	122,323
Fannie Mae, 4.74%, 2015	98,672	99,365
Fannie Mae, 4.81%, 2015	125,275	125,271
Fannie Mae, 4.815%, 2015	117,000	118,163
Fannie Mae, 4.82%, 2015	336,404	339,435
Fannie Mae, 4.89%, 2015	86,347	86,970
Fannie Mae, 4.925%, 2015	339,630	345,886
Fannie Mae, 5.471%, 2015	118,510	123,999
Fannie Mae, 6.5%, 2016 - 2036	1,441,298	1,503,910
Fannie Mae, 4.995%, 2017	298,487	304,775
Fannie Mae, 5.5%, 2017 - 2035	9,797,430	9,939,262
Fannie Mae, 6%, 2017 - 2037	2,596,737	2,671,989
Fannie Mae, 4.5%, 2019 - 2020	2,452,692	2,448,523
Fannie Mae, 4.88%, 2020	85,788	87,120
Fannie Mae, 5.19%, 2020	81,762	82,318
Fannie Mae, 7.5%, 2022 - 2031	149,001	161,126
Freddie Mac, 4.5%, 2013 - 2021	251,163	252,311
Freddie Mac, 4.375%, 2015	423,595	429,050
Freddie Mac, 5%, 2016 - 2027	2,977,215	3,018,562
Freddie Mac, 6%, 2021 - 2037	2,423,675	2,494,995
Freddie Mac, 5.5%, 2022 - 2035	4,221,034	4,291,308
Freddie Mac, 6.5%, 2032 - 2037	636,899	664,566
Ginnie Mae, 5.5%, 2033 - 2038	1,499,063	1,532,372
Ginnie Mae, TBA, 5.5%, 2038	345,000	352,493

		$38,829,712

Municipals - 4.2%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$670,000	$681,671
Clark County, NV School District, 5%, 2017	480,000	524,731
Gwinnett County Development Authority, GA, Certificates of Participation (Gwinnett County Public Schools Project), 5.25%, 2014 (c)	255,000	283,491
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018	105,000	114,958
New Jersey State Turnpike Authority, 5.75%, 2010 (c)	365,000	386,783
Puerto Rico Commonwealth, “A”, 5%, 2014 (c)	250,000	275,873
University of California Revenues, “J”, FSA, 4.5%, 2031	725,000	666,391

		$2,933,898

U.S. Government Agencies - 13.6%
Aid-Egypt, 4.45%, 2015	$473,000	$490,913
Aid-Peru, 9.98%, 2008	91,114	91,362
Empresa Energetica Cornito Ltd., 6.07%, 2010	1,363,000	1,436,793
Farmer Mac, 5.5%, 2011 (n)	690,000	748,307
Federal Home Loan Bank, 5.25%, 2009	1,065,000	1,094,586
Small Business Administration, 8.7%, 2009	18,208	18,514
Small Business Administration, 10.05%, 2009	2,409	2,436
Small Business Administration, 6.44%, 2021	440,743	464,011
Small Business Administration, 6.625%, 2021	513,799	548,289
Small Business Administration, 4.98%, 2023	213,617	216,576
Small Business Administration, 4.77%, 2024	500,707	502,912
Small Business Administration, 4.86%, 2024	278,426	280,327
Small Business Administration, 4.88%, 2024	246,221	246,538
Small Business Administration, 4.99%, 2024	344,851	348,463
Small Business Administration, 5.11%, 2025	297,884	300,201
U.S. Department of Housing & Urban Development, 6.36%, 2016	500,000	543,732
U.S. Department of Housing & Urban Development, 6.59%, 2016	2,045,000	2,071,655

		$9,405,615

U.S. Treasury Obligations - 15.0%
U.S. Treasury Bonds, 9.25%, 2016	$409,000	$583,336
U.S. Treasury Bonds, 7.5%, 2016	218,000	284,763
U.S. Treasury Bonds, 4.75%, 2017	500,000	553,203
U.S. Treasury Bonds, 7.875%, 2021	396,000	549,141
U.S. Treasury Bonds, 6.25%, 2023	1,009,000	1,241,937
U.S. Treasury Bonds, 6.75%, 2026	3,382,000	4,436,497
U.S. Treasury Notes, 6.5%, 2010 (f)	1,436,000	1,563,893
U.S. Treasury Notes, 4.125%, 2012	886,000	950,442
U.S. Treasury Notes, 12%, 2013	19,000	19,720
U.S. Treasury Notes, 4%, 2014	211,000	227,534

		$10,410,466

Total Bonds		$65,256,605

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PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

Government Securities Variable Account

Issuer	Shares/Par	Value ($)
REPURCHASE AGREEMENTS - 5.8%
Merrill Lynch, 2.5%, dated 3/31/08, due 4/01/08, total to be received $3,980,276 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$3,980,000	$3,980,000

Total Investments		$69,236,605

OTHER ASSETS, LESS LIABILITIES - 0.0%		7,143

NET ASSETS - 100.0%		$69,243,748

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $748,307, representing 1.1% of net assets.

The following abbreviations are used in this report and are defined:

STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Insurers
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Government Securities Variable Account

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the variable account’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$69,236,605	$—	$69,236,605
Other Financial Instruments	$95,331	$—	$—	$95,331

(2) Derivative Contracts at 3/31/08

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	14	$1,663,156	Jun-08	$(7,163)
U.S. Treasury Note 5 yr (Long)	51	5,825,953	Jun-08	96,645
U.S. Treasury Note 10 yr (Long)	3	356,859	Jun-08	5,849

				$95,331

At March 31, 2008, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GOVERNMENT SECURITIES VARIABLE ACCOUNT

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: May 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2008

*	Print name and title of each signing officer under his or her signature.